Insurance and reinsurance contracts - Insurance contracts - expected recognition of the CSM (Details) - Insurance - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	$ 172,730	$ 146,252	$ 138,691
Including Joint Ventures And Associates
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	197,615	169,272	160,626
Contractual service margin (CSM)
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	23,240	20,430	20,184
Contractual service margin (CSM) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	2,295	2,092
Contractual service margin (CSM) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	2,040	1,863
Contractual service margin (CSM) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	1,835	1,666
Contractual service margin (CSM) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	1,634	1,495
Contractual service margin (CSM) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	1,471	1,323
Contractual service margin (CSM) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	5,261	4,653
Contractual service margin (CSM) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	3,424	2,988
Contractual service margin (CSM) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	2,091	1,777
Contractual service margin (CSM) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	3,189	2,573
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	2,178	2,031
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	213	214
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	185	181
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	160	156
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	140	136
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	124	119
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	444	436
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	303	278
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	211	187
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	398	324
Contractual service margin (CSM) | Including Joint Ventures And Associates
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	25,418	22,461	$ 22,352
Contractual service margin (CSM) | Including Joint Ventures And Associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	2,508	2,306
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	2,225	2,044
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	1,995	1,822
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	1,774	1,631
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	1,595	1,442
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	5,705	5,089
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	3,727	3,266
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	2,302	1,964
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	$ 3,587	$ 2,897